Summary of Significant Accounting Policies (Additional Information) (Details) $ / shares in Units, $ in Thousands	3 Months Ended				12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Sep. 30, 2015 USD ($) $ / shares	Sep. 30, 2014 USD ($) $ / shares	Sep. 30, 2013 USD ($) $ / shares	Aug. 31, 2015	Aug. 31, 2014	Aug. 31, 2013
Significant Accounting Policies [Line Items]
Amounts due from vendors due to rebate arrangements			$ 58,400		$ 76,800	$ 58,400
Shipping and handling costs					120,800	111,600	$ 103,500
Stock-based compensation	$ 7,179	$ 2,348	200	$ 2,400	9,936	7,422	9,266
Stock-based compensation expense, net of tax					$ 5,800	$ 4,500	$ 5,600
Stock-based compensation expense per basic and diluted shares | $ / shares					$ 0.12	$ 0.09	$ 0.11
Excess tax benefit for potential deferred tax write-off previously recognized in stock based compensation					$ 24,300
Sales for Aggregated Reporting Unit that exceeded prior year, percentage					8.10%
Gross Profit Increase Decrease For Aggregated Reporting Unit Percentage					12.80%
Percentage Increase In Market Capitalization Over Carrying Value								106.00%	73.00%	140.00%
Depreciation, Depletion and Amortization						$ 3,100
Increase In Net Income Effect of Depreciation Expenses						$ 1,900
Increase In Basic And Diluted Earnings Per Share Effect of Depreciation Expenses | $ / shares						$ 0.04
Number of vendors	26
Other Assets	$ 488,747	$ 108,189	78,293		$ 88,288	$ 78,293
Previously Reported [Member]
Significant Accounting Policies [Line Items]
Other Assets			$ 2,500		$ 4,200	$ 2,500
Supplier Concentration Risk [Member] | Cost of Goods, Total [Member]
Significant Accounting Policies [Line Items]
Number of vendors			12		19	12	11
Major Supplier Concentration Risk [Member] | Cost of Goods, Total [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Job site delivery service revenues as a percentage of Sales					1.00%
Goodwill impairment test period					5 years
Major Supplier Concentration Risk [Member] | Cost of Goods, Total [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Goodwill impairment test period					3 years